UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

BrandywineGLOBAL - Global Opportunities Bond Fund
Class A [GOBAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7008-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C [LGOCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7506-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C1 [GOBCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7500-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class FI [GOBFX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$48	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7265-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class R [LBORX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7200-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class I [GOBIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$32	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7228-STSR-0824

BrandywineGLOBAL - Global Opportunities Bond Fund
Class IS [GOBSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$26	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,852,667,012
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7266-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Global Opportunities Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 33.3%
U.S. Government Obligations — 33.3%
U.S. Treasury Bonds	3.000%	8/15/52	105,620,000	$79,479,050
U.S. Treasury Bonds	4.125%	8/15/53	88,020,000	81,985,816
U.S. Treasury Bonds	4.250%	2/15/54	58,430,000	55,650,011
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.501%	10/31/25	184,470,000	184,625,287 (a)
U.S. Treasury Notes	3.500%	2/15/33	103,090,000	96,634,794
U.S. Treasury Notes	4.000%	2/15/34	122,300,000	118,736,102

Total U.S. Government & Agency Obligations (Cost — $639,555,041)				617,111,060
Sovereign Bonds — 30.0%
Brazil — 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	107,780,000 BRL	17,351,257
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	133,260,000 BRL	21,073,298
Total Brazil				38,424,555
China — 1.2%
China Government Bond	3.000%	10/15/53	143,230,000 CNY	22,020,741
Colombia — 5.9%
Colombian TES, Bonds	7.000%	3/26/31	141,500,000,000 COP	28,716,525
Colombian TES, Bonds	9.250%	5/28/42	344,400,000,000 COP	69,236,041
Colombian TES, Bonds	7.250%	10/26/50	68,890,000,000 COP	10,796,946
Total Colombia				108,749,512
Mexico — 10.2%
Mexican Bonos, Bonds	8.000%	11/7/47	749,000,000 MXN	33,459,155
Mexican Bonos, Bonds	8.000%	7/31/53	1,221,800,000 MXN	53,959,550
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,119,000,000 MXN	54,250,857
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,072,000,000 MXN	47,249,447
Total Mexico				188,919,009
New Zealand — 0.8%
New Zealand Government Bond, Senior Notes	2.750%	5/15/51	38,120,000 NZD	15,613,473
South Africa — 5.0%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,074,000,000 ZAR	36,103,519
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,403,000,000 ZAR	57,608,308
Total South Africa				93,711,827
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

United Kingdom — 4.8%
United Kingdom Gilt, Bonds	1.250%	7/31/51	145,500,000 GBP	$88,928,487 (b)

Total Sovereign Bonds (Cost — $645,701,646)				556,367,604
Mortgage-Backed Securities — 24.9%
FHLMC — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52- 11/1/52	31,429,947	30,440,035
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52- 10/1/52	50,423,330	47,591,302
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	48,261,856	47,727,604
Total FHLMC				125,758,941
FNMA — 5.8%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	38,702,078	36,531,276
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 12/1/52	42,485,951	41,173,691
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	30,755,506	30,360,363
Total FNMA				108,065,330
GNMA — 12.3%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53- 9/20/53	198,971,441	197,569,926
Government National Mortgage Association (GNMA) II	5.000%	6/20/53	31,520,183	30,704,757
Total GNMA				228,274,683

Total Mortgage-Backed Securities (Cost — $466,439,417)				462,098,954
Corporate Bonds & Notes — 7.7%
Consumer Discretionary — 4.3%
Automobiles — 4.3%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	41,190,000	41,118,179
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	38,140,000	37,667,448

Total Consumer Discretionary				78,785,627
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	31,450,000	20,825,561
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 2.3%
Banks — 2.3%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.112%	3/14/25	42,300,000	$42,416,319 (a)(c)

Total Corporate Bonds & Notes (Cost — $141,093,338)				142,027,507
Total Investments before Short-Term Investments (Cost — $1,892,789,442)				1,777,605,125
			Shares
Short-Term Investments — 2.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $36,655,881)	5.235%		36,655,881	36,655,881 (d)(e)
Total Investments — 97.9% (Cost — $1,929,445,323)				1,814,261,006
Other Assets in Excess of Liabilities — 2.1%				38,406,006
Total Net Assets — 100.0%				$1,852,667,012

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $36,655,881 and the cost was $36,655,881 (Note 8).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
GBP	—	British Pound
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
SOFR	—	Secured Overnight Financing Rate
ZAR	—	South African Rand
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	884	9/24	$98,841,437	$100,361,625	$1,520,188
U.S. Treasury Ultra Long- Term Bonds	891	9/24	114,692,861	111,681,281	(3,011,580)
United Kingdom Long Gilt Bonds	698	9/24	84,571,085	86,090,089	1,519,004
Net unrealized appreciation on open futures contracts					$27,612
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,336,466	NZD	17,140,000	Barclays Bank PLC	7/16/24	$(103,540)
NZD	60,140,000	USD	36,561,512	Citibank N.A.	7/16/24	69,872
CLP	15,170,000,000	USD	15,874,345	HSBC Securities Inc.	7/17/24	243,422
CLP	21,500,000,000	USD	22,763,029	HSBC Securities Inc.	7/17/24	80,213
MXN	665,700,000	USD	36,890,083	Citibank N.A.	7/23/24	(645,921)
MXN	962,200,000	USD	55,803,002	Citibank N.A.	7/23/24	(3,415,841)
USD	18,321,245	MXN	323,900,000	Citibank N.A.	7/23/24	686,448
USD	18,774,628	MXN	345,900,000	Citibank N.A.	7/23/24	(57,963)
USD	27,122,408	MXN	466,500,000	Citibank N.A.	7/23/24	1,723,728
USD	27,294,510	MXN	471,600,000	Citibank N.A.	7/23/24	1,618,159
USD	74,326,435	MXN	1,285,000,000	Citibank N.A.	7/23/24	4,364,367
USD	76,121,102	MXN	1,284,300,000	Citibank N.A.	7/23/24	6,197,145
NOK	1,038,300,000	USD	95,975,375	JPMorgan Chase & Co.	7/25/24	1,341,320
USD	8,402,003	COP	34,820,000,000	JPMorgan Chase & Co.	7/30/24	62,187
USD	32,817,632	COP	137,880,000,000	JPMorgan Chase & Co.	7/30/24	(206,312)
USD	32,872,219	COP	131,290,000,000	JPMorgan Chase & Co.	7/30/24	1,426,661
HUF	14,640,000,000	USD	40,395,122	Morgan Stanley & Co. Inc.	7/31/24	(750,412)
HUF	18,770,000,000	USD	50,970,808	Morgan Stanley & Co. Inc.	7/31/24	(142,174)
EUR	45,430,000	USD	49,631,094	JPMorgan Chase & Co.	8/7/24	(882,702)
EUR	192,250,000	USD	206,243,301	JPMorgan Chase & Co.	8/7/24	49,420
CLP	35,410,000,000	USD	38,295,157	HSBC Securities Inc.	8/14/24	(679,573)
USD	83,857,509	ZAR	1,571,800,000	HSBC Securities Inc.	8/15/24	(2,214,597)
USD	17,355,911	CNH	124,940,000	JPMorgan Chase & Co.	8/28/24	164,068
AUD	56,270,000	USD	37,758,183	Morgan Stanley & Co. Inc.	9/6/24	(150,925)
AUD	286,760,000	USD	190,749,884	Morgan Stanley & Co. Inc.	9/6/24	902,102
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,217,270	GBP	65,060,000	Citibank N.A.	9/10/24	$929,769
INR	4,845,800,000	USD	57,823,016	Barclays Bank PLC	9/11/24	152,452
CHF	49,950,000	USD	56,829,421	UBS Securities LLC	9/12/24	(719,492)
JPY	39,063,000,000	USD	252,467,281	JPMorgan Chase & Co.	9/13/24	(6,797,351)
USD	55,743,934	JPY	8,789,000,000	JPMorgan Chase & Co.	9/13/24	469,300
CLP	36,330,000,000	USD	39,289,565	HSBC Securities Inc.	9/17/24	(704,267)
Net unrealized appreciation on open forward foreign currency contracts						$3,009,563

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Global Opportunities Bond Fund
Summary of Investments by Country#
United States	63.8%
Mexico	11.6
Colombia	6.0
South Africa	5.2
United Kingdom	4.9
Australia	2.3
Brazil	2.1
China	1.2
New Zealand	0.9
Short-Term Investments	2.0
100.0%

#
As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2024 and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $1,892,789,442)	$1,777,605,125
Investments in affiliated securities, at value (Cost — $36,655,881)	36,655,881
Foreign currency, at value (Cost — $907)	879
Interest receivable	23,783,095
Unrealized appreciation on forward foreign currency contracts	20,480,633
Deposits with brokers for open futures contracts	12,537,957
Receivable for Fund shares sold	7,495,497
Deposits with brokers for OTC derivatives	1,950,000
Foreign currency collateral for open futures contracts, at value (Cost — $1,908,397)	1,899,249
Dividends receivable from affiliated investments	167,630
Prepaid expenses	27,294
Total Assets	1,882,603,240
Liabilities:
Unrealized depreciation on forward foreign currency contracts	17,471,070
Payable for Fund shares repurchased	5,504,277
Payable to brokers — net variation margin on open futures contracts	2,283,318
Distributions payable	1,730,570
Deposits from brokers for OTC derivatives	1,340,000
Investment management fee payable	771,844
Accrued foreign capital gains tax	339,723
Trustees’ fees payable	43,946
Service and/or distribution fees payable	27,077
Accrued expenses	424,403
Total Liabilities	29,936,228
Total Net Assets	$1,852,667,012
Net Assets:
Par value (Note 7)	$2,177
Paid-in capital in excess of par value	2,618,934,660
Total distributable earnings (loss)	(766,269,825)
Total Net Assets	$1,852,667,012
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class A	$94,041,728
Class C	$1,815,092
Class C1	$49,873
Class FI	$6,673,585
Class R	$9,910,043
Class I	$597,089,042
Class IS	$1,143,087,649
Shares Outstanding:
Class A	11,053,326
Class C	220,347
Class C1	5,761
Class FI	795,477
Class R	1,179,455
Class I	70,248,960
Class IS	134,158,661
Net Asset Value:
Class A (and redemption price)	$8.51
Class C*	$8.24
Class C1*	$8.66
Class FI (and redemption price)	$8.39
Class R (and redemption price)	$8.40
Class I (and redemption price)	$8.50
Class IS (and redemption price)	$8.52
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$8.84

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$59,941,790
Dividends from affiliated investments	1,236,915
Less: Foreign taxes withheld	(285,256)
Total Investment Income	60,893,449
Expenses:
Investment management fee (Note 2)	4,769,960
Transfer agent fees (Notes 2 and 5)	478,222
Service and/or distribution fees (Notes 2 and 5)	161,734
Registration fees	108,492
Trustees’ fees	64,739
Custody fees	60,646
Shareholder reports	51,780
Fund accounting fees	45,763
Legal fees	38,561
Audit and tax fees	28,430
Commitment fees (Note 9)	8,711
Insurance	7,903
Fees recaptured by investment manager (Note 2)	2,047
Miscellaneous expenses	14,144
Total Expenses	5,841,132
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(22,867)
Net Expenses	5,818,265
Net Investment Income	55,075,184
Realized and Unrealized Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(25,414,858)†
Futures contracts	(1,066,278)
Forward foreign currency contracts	(50,577,685)
Foreign currency transactions	(81,870)
Net Realized Loss	(77,140,691)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(80,402,082)‡
Futures contracts	(15,988,658)
Forward foreign currency contracts	(26,222,936)
Foreign currencies	(998,359)
Change in Net Unrealized Appreciation (Depreciation)	(123,612,035)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(200,752,726)
Decrease in Net Assets From Operations	$(145,677,542)

†	Net of foreign capital gains tax of $728.
‡	Net of change in accrued foreign capital gains tax of $339,723.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$55,075,184	$109,002,801
Net realized loss	(77,140,691)	(312,151,815)
Change in net unrealized appreciation (depreciation)	(123,612,035)	335,389,546
Increase (Decrease) in Net Assets From Operations	(145,677,542)	132,240,532
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(39,000,278)	(1,080,553)
Decrease in Net Assets From Distributions to Shareholders	(39,000,278)	(1,080,553)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	299,232,259	825,771,338
Reinvestment of distributions	36,646,182	1,029,330
Cost of shares repurchased	(319,771,538)	(908,634,794)
Increase (Decrease) in Net Assets From Fund Share Transactions	16,106,903	(81,834,126)
Increase (Decrease) in Net Assets	(168,570,917)	49,325,853
Net Assets:
Beginning of period	2,021,237,929	1,971,912,076
End of period	$1,852,667,012	$2,021,237,929
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.36	$8.76	$11.08	$11.96	$10.68	$9.94
Income (loss) from operations:
Net investment income	0.24	0.44	0.26	0.20	0.27	0.32
Net realized and unrealized gain (loss)	(0.92)	0.16	(2.04)	(0.88)	1.03	0.55
Total income (loss) from operations	(0.68)	0.60	(1.78)	(0.68)	1.30	0.87
Less distributions from:
Net investment income	(0.17)	—	(0.54)	(0.20)	—	(0.11)
Return of capital	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.17)	—	(0.54)	(0.20)	(0.02)	(0.13)
Net asset value, end of period	$8.51	$9.36	$8.76	$11.08	$11.96	$10.68
Total return[3]	(7.33)%	6.85%	(16.03)%	(5.68)%	12.17%	8.82%
Net assets, end of period (000s)	$94,042	$104,154	$98,888	$130,976	$151,095	$160,399
Ratios to average net assets:
Gross expenses	0.97%[4,5]	1.00%[4]	1.00%	1.00%[4]	1.01%	1.01%[4]
Net expenses[6,7]	0.97 [4,5]	1.00 [4]	1.00	1.00 [4]	1.00	1.00 [4]
Net investment income	5.41 [5]	4.99	2.66	1.72	2.51	3.16
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.07	$8.54	$10.81	$11.67	$10.47	$9.77
Income (loss) from operations:
Net investment income	0.20	0.37	0.18	0.12	0.19	0.25
Net realized and unrealized gain (loss)	(0.90)	0.16	(1.98)	(0.86)	1.01	0.52
Total income (loss) from operations	(0.70)	0.53	(1.80)	(0.74)	1.20	0.77
Less distributions from:
Net investment income	(0.13)	—	(0.47)	(0.12)	—	(0.06)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.13)	—	(0.47)	(0.12)	—	(0.07)
Net asset value, end of period	$8.24	$9.07	$8.54	$10.81	$11.67	$10.47
Total return[3]	(7.68)%	6.21%	(16.60)%	(6.31)%	11.46%	7.94%
Net assets, end of period (000s)	$1,815	$2,198	$2,355	$6,198	$7,815	$10,447
Ratios to average net assets:
Gross expenses	1.70%[4]	1.66%	1.67%	1.69%	1.69%	1.73%
Net expenses[5]	1.70 [4,6]	1.66 [6]	1.66 [6]	1.69 [6]	1.69 [6]	1.73
Net investment income	4.68 [4]	4.32	1.85	1.03	1.82	2.45
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.52	$8.95	$11.32	$11.80	$10.56	$9.84
Income (loss) from operations:
Net investment income	0.22	0.41	0.23	0.16	0.22	0.29
Net realized and unrealized gain (loss)	(0.94)	0.16	(2.09)	(0.60)	1.02	0.53
Total income (loss) from operations	(0.72)	0.57	(1.86)	(0.44)	1.24	0.82
Less distributions from:
Net investment income	(0.14)	—	(0.51)	(0.04)	—	(0.08)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.14)	—	(0.51)	(0.04)	—	(0.10)
Net asset value, end of period	$8.66	$9.52	$8.95	$11.32	$11.80	$10.56
Total return[3]	(7.52)%	6.37%	(16.38)%	(3.70)%[4]	11.74%	8.35%
Net assets, end of period (000s)	$50	$44	$58	$64	$1,061	$2,562
Ratios to average net assets:
Gross expenses	1.58%[5]	1.61%	1.53%	1.45%	1.41%	1.39%
Net expenses[6]	1.45 [5,7]	1.45 [7]	1.45 [7]	1.45 [7]	1.41 [7]	1.39
Net investment income	4.94 [5]	4.52	2.28	1.37	2.11	2.82
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (6.25)% for the year ended December 31, 2021.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.23	$8.64	$10.94	$11.81	$10.54	$9.82
Income (loss) from operations:
Net investment income	0.23	0.44	0.25	0.20	0.27	0.32
Net realized and unrealized gain (loss)	(0.91)	0.15	(2.01)	(0.86)	1.01	0.53
Total income (loss) from operations	(0.68)	0.59	(1.76)	(0.66)	1.28	0.85
Less distributions from:
Net investment income	(0.16)	—	(0.54)	(0.21)	—	(0.11)
Return of capital	—	—	—	—	(0.01)	(0.02)
Total distributions	(0.16)	—	(0.54)	(0.21)	(0.01)	(0.13)
Net asset value, end of period	$8.39	$9.23	$8.64	$10.94	$11.81	$10.54
Total return[3]	(7.35)%	6.83%	(16.05)%	(5.62)%	12.23%	8.74%
Net assets, end of period (000s)	$6,674	$10,973	$15,826	$22,278	$16,906	$18,227
Ratios to average net assets:
Gross expenses	1.05%[4]	0.97%[5]	1.00%	0.97%	0.98%	0.98%
Net expenses[6]	1.00 [4,7]	0.97 [5,7]	1.00 [7]	0.97 [7]	0.98 [7]	0.98
Net investment income	5.34 [4]	4.99	2.63	1.73	2.53	3.20
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.25	$8.68	$10.98	$11.86	$10.60	$9.88
Income (loss) from operations:
Net investment income	0.22	0.42	0.23	0.17	0.24	0.30
Net realized and unrealized gain (loss)	(0.91)	0.15	(2.01)	(0.87)	1.02	0.53
Total income (loss) from operations	(0.69)	0.57	(1.78)	(0.70)	1.26	0.83
Less distributions from:
Net investment income	(0.16)	—	(0.52)	(0.18)	—	(0.09)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.16)	—	(0.52)	(0.18)	—	(0.11)
Net asset value, end of period	$8.40	$9.25	$8.68	$10.98	$11.86	$10.60
Total return[3]	(7.49)%	6.57%	(16.19)%	(5.95)%	11.89%	8.47%
Net assets, end of period (000s)	$9,910	$6,407	$6,500	$8,083	$6,717	$9,658
Ratios to average net assets:
Gross expenses	1.25%[4,5]	1.26%	1.26%	1.30%	1.31%	1.30%[4]
Net expenses[6,7]	1.25 [4,5]	1.25	1.25	1.25	1.25	1.25 [4]
Net investment income	5.16 [5]	4.73	2.44	1.44	2.26	2.91
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.35	$8.72	$11.04	$11.92	$10.63	$9.89
Income (loss) from operations:
Net investment income	0.25	0.47	0.29	0.24	0.30	0.36
Net realized and unrealized gain (loss)	(0.92)	0.16	(2.04)	(0.88)	1.02	0.54
Total income (loss) from operations	(0.67)	0.63	(1.75)	(0.64)	1.32	0.90
Less distributions from:
Net investment income	(0.18)	—	(0.57)	(0.24)	—	(0.13)
Return of capital	—	—	—	—	(0.03)	(0.03)
Total distributions	(0.18)	—	(0.57)	(0.24)	(0.03)	(0.16)
Net asset value, end of period	$8.50	$9.35	$8.72	$11.04	$11.92	$10.63
Total return[3]	(7.19)%	7.23%	(15.80)%	(5.36)%	12.52%	9.14%
Net assets, end of period (millions)	$597	$660	$625	$772	$723	$851
Ratios to average net assets:
Gross expenses	0.66%[4]	0.67%	0.67%	0.66%	0.68%	0.68%
Net expenses[5]	0.66 [4,6]	0.66 [6]	0.67 [6]	0.65 [6]	0.68 [6]	0.68
Net investment income	5.72 [4]	5.33	3.00	2.05	2.83	3.48
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.38	$8.74	$11.06	$11.94	$10.64	$9.90
Income (loss) from operations:
Net investment income	0.26	0.48	0.30	0.25	0.31	0.37
Net realized and unrealized gain (loss)	(0.94)	0.17	(2.03)	(0.88)	1.03	0.54
Total income (loss) from operations	(0.68)	0.65	(1.73)	(0.63)	1.34	0.91
Less distributions from:
Net investment income	(0.18)	(0.01)	(0.59)	(0.25)	—	(0.14)
Return of capital	—	—	—	—	(0.04)	(0.03)
Total distributions	(0.18)	(0.01)	(0.59)	(0.25)	(0.04)	(0.17)
Net asset value, end of period	$8.52	$9.38	$8.74	$11.06	$11.94	$10.64
Total return[3]	(7.22)%	7.42%	(15.67)%	(5.26)%	12.66%	9.21%
Net assets, end of period (millions)	$1,143	$1,237	$1,223	$1,579	$1,411	$1,881
Ratios to average net assets:
Gross expenses	0.55%[4]	0.54%	0.56%	0.56%	0.58%	0.58%
Net expenses[5]	0.54 [4,6]	0.54 [6]	0.56 [6]	0.55 [6]	0.58 [6]	0.58
Net investment income	5.84 [4]	5.44	3.11	2.15	2.93	3.58
Portfolio turnover rate	30%	88%	90%	51%	99%	103%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$617,111,060	—	$617,111,060
Sovereign Bonds	—	556,367,604	—	556,367,604
Mortgage-Backed Securities	—	462,098,954	—	462,098,954
Corporate Bonds & Notes	—	142,027,507	—	142,027,507
Total Long-Term Investments	—	1,777,605,125	—	1,777,605,125
Short-Term Investments†	$36,655,881	—	—	36,655,881
Total Investments	$36,655,881	$1,777,605,125	—	$1,814,261,006
Other Financial Instruments:
Futures Contracts††	$3,039,192	—	—	$3,039,192
Forward Foreign Currency Contracts††	—	$20,480,633	—	20,480,633
Total Other Financial Instruments	$3,039,192	$20,480,633	—	$23,519,825
Total	$39,695,073	$1,798,085,758	—	$1,837,780,831
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,011,580	—	—	$3,011,580
Forward Foreign Currency Contracts††	—	$17,471,070	—	17,471,070
Total	$3,011,580	$17,471,070	—	$20,482,650

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments,

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $17,471,070. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,950,000 which could be used to reduce the required payment.
At June 30, 2024, the Fund held cash collateral from JPMorgan Chase & Co. in the amount of $1,340,000. This amount can be used to reduce the Fund’s exposure to the counterparty in the event of default.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2024, there were $339,723 of capital gains tax liabilities accrued on unrealized gains.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $22,867, which included an affiliated money market fund waiver of $20,773.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class FI	Class R
Expires December 31, 2024	$7	—	$2,865
Expires December 31, 2025	50	—	848
Expires December 31, 2026	89	—	317
Expires December 31, 2027	32	$2,062	—
Total fee waivers/expense reimbursements subject to recapture	$178	$2,062	$4,030
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class R
FTFA recaptured	$1,491	$556
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $18,475 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,246	—
CDSCs	—	$55
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$59,491,536	$497,279,828
Sales	63,961,421	522,149,892
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,929,445,323	$21,513,672	$(136,697,989)	$(115,184,317)
Futures contracts	—	3,039,192	(3,011,580)	27,612
Forward foreign currency contracts	—	20,480,633	(17,471,070)	3,009,563
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$3,039,192	—	$3,039,192
Forward foreign currency contracts	—	$20,480,633	20,480,633
Total	$3,039,192	$20,480,633	$23,519,825

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$3,011,580	—	$3,011,580
Forward foreign currency contracts	—	$17,471,070	17,471,070
Total	$3,011,580	$17,471,070	$20,482,650

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(1,066,278)	—	$(1,066,278)
Forward foreign currency contracts	—	$(50,577,685)	(50,577,685)
Total	$(1,066,278)	$(50,577,685)	$(51,643,963)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(15,988,658)	—	$(15,988,658)
Forward foreign currency contracts	—	$(26,222,936)	(26,222,936)
Total	$(15,988,658)	$(26,222,936)	$(42,211,594)
During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$311,295,761
Forward foreign currency contracts (to buy)	1,479,412,392
Forward foreign currency contracts (to sell)	678,882,054
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$152,452	$(103,540)	$48,912	—	$48,912
Citibank N.A.	15,589,488	(4,119,725)	11,469,763	—	11,469,763
HSBC Securities Inc.	323,635	(3,598,437)	(3,274,802)	$1,950,000	(1,324,802)
JPMorgan Chase & Co.	3,512,956	(7,886,365)	(4,373,409)	(1,340,000)	(5,713,409)
Morgan Stanley & Co. Inc.	902,102	(1,043,511)	(141,409)	—	(141,409)
UBS Securities LLC	—	(719,492)	(719,492)	—	(719,492)
Total	$20,480,633	$(17,471,070)	$3,009,563	$610,000	$3,619,563

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$124,061	$86,470
Class C	9,928	1,526
Class C1	164	80
Class FI	9,392	9,916
Class R	18,189	6,801
Class I	—	363,144
Class IS	—	10,285
Total	$161,734	$478,222
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,082
Class C	22
Class C1	32
Class FI	2,144
Class R	77
Class I	6,686
Class IS	12,824
Total	$22,867
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$1,819,422	—
Class C	29,817	—
Class C1	800	—
Class FI	130,585	—
Class R	169,854	—
Class I	12,465,235	—
Class IS	24,384,565	$1,080,553
Total	$39,000,278	$1,080,553
7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,986,978	$17,525,927	4,464,049	$39,666,231
Shares issued on reinvestment	185,642	1,594,909	—	—
Shares repurchased	(2,245,379)	(19,682,508)	(4,624,381)	(40,161,803)
Net decrease	(72,759)	$(561,672)	(160,332)	$(495,572)
Class C
Shares sold	24,588	$211,019	114,654	$984,800
Shares issued on reinvestment	3,581	29,736	—	—
Shares repurchased	(50,250)	(426,611)	(147,886)	(1,268,470)
Net decrease	(22,081)	$(185,856)	(33,232)	$(283,670)
Class C1
Shares sold	2,911	$26,223	924	$8,218
Shares issued on reinvestment	92	800	—	—
Shares repurchased	(1,856)	(16,284)	(2,800)	(23,754)
Net increase (decrease)	1,147	$10,739	(1,876)	$(15,536)

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class FI
Shares sold	101,208	$879,099	725,675	$6,450,172
Shares issued on reinvestment	15,232	128,943	—	—
Shares repurchased	(509,388)	(4,514,434)	(1,368,873)	(11,896,213)
Net decrease	(392,948)	$(3,506,392)	(643,198)	$(5,446,041)
Class R
Shares sold	578,420	$4,989,185	185,759	$1,634,494
Shares issued on reinvestment	20,077	169,672	—	—
Shares repurchased	(111,567)	(972,597)	(242,040)	(2,134,564)
Net increase (decrease)	486,930	$4,186,260	(56,281)	$(500,070)
Class I
Shares sold	11,437,713	$100,890,139	36,422,213	$324,520,943
Shares issued on reinvestment	1,316,668	11,308,137	—	—
Shares repurchased	(13,108,113)	(115,516,869)	(37,460,020)	(324,140,815)
Net increase (decrease)	(353,732)	$(3,318,593)	(1,037,807)	$380,128
Class IS
Shares sold	19,703,516	$174,710,667	51,461,690	$452,506,480
Shares issued on reinvestment	2,719,242	23,413,985	111,159	1,029,330
Shares repurchased	(20,222,669)	(178,642,235)	(59,532,235)	(529,009,175)
Net increase (decrease)	2,200,089	$19,482,417	(7,959,386)	$(75,473,365)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$39,449,016	$404,101,061	404,101,061	$406,894,196	406,894,196
BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,236,915	—	$36,655,881
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $514,516,394, which have no expiration date, that will be available to offset future taxable capital gains.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to BrandywineGLOBAL – Global Opportunities Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

BrandywineGLOBAL — Global Opportunities Bond Fund

Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as global income funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for the 1-, 5- and 10-year periods and was below the median performance of the funds in the Performance Universe for the 3-year period. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

BrandywineGLOBAL — Global Opportunities Bond Fund

Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 14 global income funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of global income funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
equivalent to the median of management fees paid by the funds in the Expense Group and above the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.

BrandywineGLOBAL — Global Opportunities Bond Fund

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BrandywineGLOBAL —
Global Opportunities Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Global Opportunities Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Global Opportunities Bond Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90503-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024